MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                                                          Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 2000                New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended June 30, 2000, the U.S. economy exhibited strong economic growth with mounting inflationary pressure. In order to counteract the economy's sustained strength and reduce the inflation threat, the Federal Reserve Board continued on a path of tight monetary policy, raising the federal funds rate 100 basis points, to 6.50 percent. This level was reached in three steps, with the final one, a 50-basis-point hike in May, being the most aggressive. Short-term interest rates (as measured by the two-year Treasury note) rose 70 basis points, to 6.91 percent, before dropping in June to end the period at 6.36 percent. The effect of these increases was less pronounced for long-term Treasuries, which benefited from a federal government program of buying back outstanding debt. The subsequent reduction in the supply of long-term Treasuries resulted in an inverted yield curve, on which short-term Treasury yields were higher than those of longer-term Treasuries.

By May, signs of more moderate economic growth appeared and the fixed-income market rallied on hopes that the Fed tightening might be nearing its end. On June 30, 2000, the five-year Treasury note was yielding 6.18 percent, compared to 6.34 percent six months earlier.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended June 30, 2000, Morgan Stanley Dean Witter U.S. Government Securities Trust's Class B shares produced a total return of 4.09 percent compared to 4.97 percent for the Lehman Brothers U.S. Government Index.* For the same period, the Fund's Class A, C, and D shares posted total returns of
4.07 percent, 3.79 percent and 4.18 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total

---------------------
*The Lehman Brothers U.S. Government Index is a broad-based measure of all U.S.
 government and U.S. Treasury securities. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST return figures given assume reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The period was marked by increased volatility, with noteworthy outperformance by the long-term Treasury market. As spreads widened between long-term Treasuries and other fixed-income securities, sectors such as mortgage-backed securities underperformed. Consequently, the Fund increased its exposure to long-term Treasuries, purchasing 10-year notes, while reducing its exposure to mortgage-backed securities from 63 percent to 60 percent. This reallocation let the Fund participate more fully in the Treasury rally, thereby enhancing its performance.

LOOKING AHEAD

We believe that the United States is entering a period of more moderate economic growth with inflation remaining at acceptable levels. However, should the economy display inordinately strong growth coupled with accelerating inflation, the Fed may again feel a need to take a more aggressive stance on monetary policy. Adjustments to the Fund's maturity and portfolio composition will be made accordingly as conditions warrant and attractive opportunities become available.

We appreciate your ongoing support of Morgan Stanley Dean Witter U.S. Government Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

FUND PERFORMANCE June 30, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
-----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                        4.67%(1)  0.22%(2)
Since Inception (7/28/97)     5.12%(1)  3.57%(2)

               CLASS C SHARES+
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                        3.98%(1)  3.00%(2)
Since Inception (7/28/97)     4.82%(1)  4.82%(2)

               CLASS B SHARES**
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                        4.57%(1)       (0.32)%(2)
5 Years                       5.55%(1)        5.24%(2)
10 Years                      6.39%(1)        6.39%(2)

               CLASS D SHARES++
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                        4.87%(1)
Since Inception (7/28/97)     5.35%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited)

PRINCIPAL                    DESCRIPTION
AMOUNT IN                        AND                         COUPON
THOUSANDS                   MATURITY DATE                     RATE         VALUE
-------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES (59.9%)
            Government National Mortgage Assoc. I (57.9%)
$118,332    02/15/28 - 03/15/29...........................   6.00  %   $  108,976,735
 328,685    10/15/22 - 09/15/29...........................   6.50         311,839,689
 860,735    04/15/17 - 03/15/27...........................   7.00         836,796,138
 444,564    11/15/02 - 06/15/27...........................   7.50         441,229,331
 147,030    10/15/16 - 07/15/26...........................   8.00         148,546,325
 140,463    07/15/06 - 04/15/25...........................   8.50         143,711,546
 102,097    10/15/08 - 08/15/21...........................   9.00         105,350,988
  65,468    10/15/09 - 12/15/20...........................   9.50          68,046,091
  73,390    11/15/09 - 11/15/20...........................  10.00          77,563,616
     201    05/15/10 - 06/15/15...........................  12.50             226,084
                                                                       --------------
                                                                        2,242,286,543
                                                                       --------------
            Government National Mortgage Assoc. II (1.9%)
  30,719    01/20/24 - 02/20/24...........................   6.50          29,000,521
  47,556    03/20/26 - 07/20/29...........................   7.00          45,965,520
                                                                       --------------
                                                                           74,966,041
                                                                       --------------
            Government National Mortgage Assoc. GPM I (0.1%)
   2,622    08/15/13 - 07/15/15...........................  12.25           2,982,552
                                                                       --------------

            TOTAL MORTGAGE-BACKED SECURITIES
            (Identified Cost $2,353,241,085)........................    2,320,235,136
                                                                       --------------

            U.S. GOVERNMENT OBLIGATIONS (27.3%)
            U.S. Treasury Notes (7.9%)
  17,000    08/15/09......................................   6.00          16,864,510
 118,000    08/15/07......................................   6.125        117,271,940
  75,000    02/15/07......................................   6.25          75,096,000
  45,000    02/15/10......................................   6.50          46,532,700
  21,000    05/15/07......................................   6.625         21,453,600
   9,200    05/15/01......................................   8.00           9,317,668
  20,000    08/15/00......................................   8.75          20,065,000
                                                                       --------------
                                                                          306,601,418
                                                                       --------------
            U.S. Treasury Principal Strips (19.4%)
  60,500    02/15/04......................................   0.00          48,490,145
 373,000    05/15/04......................................   0.00         294,625,240
 346,000    08/15/04......................................   0.00         270,291,740
  75,000    11/15/04......................................   0.00          57,518,250
  26,000    02/15/05......................................   0.00          19,624,800
 106,500    05/15/09......................................   0.00          61,754,025
                                                                       --------------
                                                                          752,304,200
                                                                       --------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (Identified Cost $1,013,714,103)........................    1,058,905,618
                                                                       --------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL                    DESCRIPTION
AMOUNT IN                        AND                         COUPON
THOUSANDS                   MATURITY DATE                     RATE         VALUE
-------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCIES (12.4%)
            Housing Urban Development Ser 99 - A (0.8%)
$ 18,800    08/01/10......................................   6.06  %   $   17,170,416
  15,290    08/01/11......................................   6.16          13,924,450
                                                                       --------------
                                                                           31,094,866
                                                                       --------------
            Resolution Funding Corp. Zero Coupon Strips (10.6%)
  72,000    04/15/03......................................   0.00          60,132,960
  55,000    07/15/03......................................   0.00          44,795,850
  69,000    10/15/03......................................   0.00          55,841,010
  55,882    01/15/04......................................   0.00          44,637,983
  54,419    04/15/04......................................   0.00          42,748,301
  53,000    07/15/04......................................   0.00          40,969,000
   1,550    04/15/07......................................   0.00           1,006,803
  18,000    07/15/07......................................   0.00          11,519,640
  56,000    10/15/07......................................   0.00          35,343,840
  28,000    01/15/08......................................   0.00          17,361,960
  20,000    07/15/08......................................   0.00          12,029,200
  74,000    10/15/08......................................   0.00          43,809,480
                                                                       --------------
                                                                          410,196,027
                                                                       --------------
            Small Business Administration (1.0%)
  12,920    Ser 99 - D 04/01/19...........................   6.15          11,934,802
  11,524    Ser 99 - F 06/01/19...........................   6.80          11,046,314
  14,755    Ser 99 - G 07/01/19...........................   7.00          14,305,860
                                                                       --------------
                                                                           37,286,976
                                                                       --------------

           TOTAL U.S. GOVERNMENT AGENCIES
           (Identified Cost $467,009,059)............................      478,577,869
                                                                        --------------

           TOTAL INVESTMENTS
           (Identified Cost $3,833,964,247) (a)............      99.6%   3,857,718,623

           OTHER ASSETS IN EXCESS OF LIABILITIES...........       0.4       15,744,817
                                                                 ----   --------------

           NET ASSETS......................................     100.0%  $3,873,463,440
                                                                =====   ==============


---------------------

GPM  Graduated Payment Mortgage.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $90,053,293 and the aggregate gross unrealized depreciation is $66,298,917, resulting in net unrealized appreciation of $23,754,376.

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $3,833,964,247)...........................  $3,857,718,623
Cash........................................................         770,611
Receivable for:
    Interest................................................      23,056,112
    Shares of beneficial interest sold......................       4,653,502
Prepaid expenses and other assets...........................         118,687
                                                              --------------
    TOTAL ASSETS............................................   3,886,317,535
                                                              --------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...............       7,383,286
    Plan of distribution fee................................       2,322,354
    Investment management fee...............................       1,413,939
    Dividends and distributions to shareholders.............       1,392,051
Accrued expenses and other payables.........................         342,465
                                                              --------------
    TOTAL LIABILITIES.......................................      12,854,095
                                                              --------------
    NET ASSETS..............................................  $3,873,463,440
                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $4,513,037,758
Net unrealized appreciation.................................      23,754,376
Accumulated net realized loss...............................    (663,328,694)
                                                              --------------
    NET ASSETS..............................................  $3,873,463,440
                                                              ==============
CLASS A SHARES:
Net Assets..................................................     $84,950,539
Shares Outstanding (unlimited authorized, $.01 par value)...       9,836,422
    NET ASSET VALUE PER SHARE...............................           $8.64
                                                              ==============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value)........           $9.02
                                                              ==============

CLASS B SHARES:
Net Assets..................................................  $3,721,832,778
Shares Outstanding (unlimited authorized, $.01 par value)...     430,360,082
    NET ASSET VALUE PER SHARE...............................           $8.65
                                                              ==============
CLASS C SHARES:
Net Assets..................................................     $20,402,929
Shares Outstanding (unlimited authorized, $.01 par value)...       2,342,406
    NET ASSET VALUE PER SHARE...............................           $8.71
                                                              ==============
CLASS D SHARES:
Net Assets..................................................     $46,277,194
Shares Outstanding (unlimited authorized, $.01 par value)...       5,359,100
    NET ASSET VALUE PER SHARE...............................           $8.64
                                                              ==============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST


STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $148,846,733
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................        81,080
Plan of distribution fee (Class B shares)...................    14,434,683
Plan of distribution fee (Class C shares)...................        76,599
Investment management fee...................................     8,837,539
Transfer agent fees and expenses............................     1,425,183
Custodian fees..............................................       318,728
Shareholder reports and notices.............................       107,080
Professional fees...........................................        45,287
Registration fees...........................................        41,789
Trustees' fees and expenses.................................         9,092
Other.......................................................        26,953
                                                              ------------
    TOTAL EXPENSES..........................................    25,404,013
Less: plan of distribution fee rebate (Class B shares)......   (11,306,800)
                                                              ------------

    NET EXPENSES............................................    14,097,213
                                                              ------------

    NET INVESTMENT INCOME...................................   134,749,520
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................    (1,312,936)
Net change in unrealized depreciation.......................    24,085,984
                                                              ------------

    NET GAIN................................................    22,773,048
                                                              ------------

NET INCREASE................................................  $157,522,568
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED         ENDED
                                                     JUNE 30, 2000    DECEMBER 31, 1999
---------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................  $  134,749,520    $  291,189,703
Net realized loss..................................      (1,312,936)       (5,800,037)
Net change in unrealized
 appreciation/depreciation.........................      24,085,984      (316,259,969)
                                                     --------------    --------------

    NET INCREASE (DECREASE)........................     157,522,568       (30,870,303)
                                                     --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.....................................      (2,574,493)       (4,445,707)
Class B shares.....................................    (130,275,846)     (283,752,269)
Class C shares.....................................        (628,915)       (1,291,578)
Class D shares.....................................      (1,270,266)       (1,700,149)
                                                     --------------    --------------

    TOTAL DIVIDENDS................................    (134,749,520)     (291,189,703)
                                                     --------------    --------------

Net decrease from transactions in shares of
 beneficial interest...............................    (417,540,965)     (501,912,356)
                                                     --------------    --------------

    NET DECREASE...................................    (394,767,917)     (823,972,362)

NET ASSETS:
Beginning of period................................   4,268,231,357     5,092,203,719
                                                     --------------    --------------

    END OF PERIOD..................................  $3,873,463,440    $4,268,231,357
                                                     ==============    ==============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


service; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class
C -- up to 0.75% of the average daily net assets of Class C. In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2000.

For the six months ended June 30, 2000, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $11,306,800.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2000 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,212, $1,189,561 and $11,990, respectively and received $7,313 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 2000 were $224,609,073 and $676,001,022, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $39,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,079. At June 30, 2000, the Fund had an accrued pension liability of $53,275 included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


5. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund had a net capital loss carryover of approximately $661,678,000, which may be used to offset future capital gains to the extent provided by regulations which is available through December 31 of the following years:

                                       AMOUNT IN THOUSANDS
--------------------------------------------------------------------------------------------------
        2000              2001       2002       2003       2004       2005       2006       2007
---------------------   --------   --------   --------   --------   --------   --------   --------
      $154,964          $263,492   $118,056   $63,667    $49,153     $3,006     $2,711     $6,629
      ========          ========   ========   =======    =======     ======     ======     ======

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $169,000 during fiscal 1999.

At December 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                  FOR THE SIX                        FOR THE YEAR
                                                                 MONTHS ENDED                           ENDED
                                                                 JUNE 30, 2000                    DECEMBER 31, 1999
                                                          ---------------------------       ------------------------------
                                                                  (unaudited)
                                                            SHARES         AMOUNT              SHARES          AMOUNT
                                                          -----------   -------------       ------------   ---------------
CLASS A SHARES
Sold....................................................   10,545,215   $  90,290,311         11,523,348   $   102,048,487
Reinvestment of dividends...............................      204,375       1,746,778            334,531         2,951,866
Redeemed................................................   (9,176,071)    (78,491,611)        (9,971,519)      (88,017,794)
                                                          -----------   -------------       ------------   ---------------
Net increase - Class A..................................    1,573,519      13,545,478          1,886,360        16,982,559
                                                          -----------   -------------       ------------   ---------------
CLASS B SHARES
Sold....................................................   30,669,297     262,897,315         82,020,305       731,591,171
Reinvestment of dividends...............................    8,095,279      69,271,361         17,318,048       153,220,238
Redeemed................................................  (90,880,436)   (777,093,596)      (160,169,929)   (1,421,802,486)
                                                          -----------   -------------       ------------   ---------------
Net decrease - Class B..................................  (52,115,860)   (444,924,920)       (60,831,576)     (536,991,077)
                                                          -----------   -------------       ------------   ---------------
CLASS C SHARES
Sold....................................................      650,456       5,594,971          8,354,968        75,105,241
Reinvestment of dividends...............................       45,198         389,582             96,528           858,566
Redeemed................................................     (896,389)     (7,725,611)        (7,754,529)      (69,533,325)
                                                          -----------   -------------       ------------   ---------------
Net increase (decrease) - Class C.......................     (200,735)     (1,741,058)           696,967         6,430,482
                                                          -----------   -------------       ------------   ---------------
CLASS D SHARES
Sold....................................................    6,587,033      56,233,921          5,347,842        47,178,034
Reinvestment of dividends...............................      120,749       1,032,361            173,200         1,530,121
Redeemed................................................   (4,882,502)    (41,686,747)        (4,208,333)      (37,042,475)
                                                          -----------   -------------       ------------   ---------------
Net increase - Class D..................................    1,825,280      15,579,535          1,312,709        11,665,680
                                                          -----------   -------------       ------------   ---------------
Net decrease in Fund....................................  (48,917,796)  $(417,540,965)       (56,935,540)  $  (501,912,356)
                                                          ===========   =============       ============   ===============

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                            FOR THE PERIOD
                                                    FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                   MONTHS ENDED          ENDED               ENDED              THROUGH
                                                   JUNE 30, 2000   DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                    (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.............      $ 8.58            $ 9.18              $ 9.09             $  9.03
                                                       ------            ------              ------             -------

Income (loss) from investment operations:
 Net investment income...........................        0.29              0.58                0.59                0.25
 Net realized and unrealized gain (loss).........        0.06             (0.60)               0.09                0.06
                                                       ------            ------              ------             -------

Total income (loss) from investment operations...        0.35             (0.02)               0.68                0.31
                                                       ------            ------              ------             -------

Less dividends from net investment income........       (0.29)            (0.58)              (0.59)              (0.25)
                                                       ------            ------              ------             -------

Net asset value, end of period...................      $ 8.64            $ 8.58              $ 9.18             $  9.09
                                                       ======            ======              ======             =======

TOTAL RETURN+....................................        4.07%(1)         (0.26)%              7.70%               3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................        0.75%(2)(3)       0.70 %(3)         0.76%(3)            0.77%(2)
Net investment income............................        6.70%(2)(3)       6.50 %(3)         6.45%(3)            6.57%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........     $84,951           $70,881             $58,538             $20,841
Portfolio turnover rate..........................           6%(1)            11 %                14%                  4%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                               FOR THE SIX                                 FOR THE YEAR ENDED DECEMBER 31,
                               MONTHS ENDED          ----------------------------------------------------------------------------
                              JUNE 30, 2000            1999             1998            1997*             1996             1995
---------------------------------------------------------------------------------------------------------------------------------
                               (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning
 of period..................      $ 8.59              $ 9.20           $ 9.10           $ 8.92           $ 9.21           $ 8.41
                                  ------              ------           ------           ------           ------           ------

Income (loss) from
 investment operations:
 Net investment income......        0.29                0.55             0.54             0.56             0.56             0.57
 Net realized and unrealized
   gain (loss)..............        0.06               (0.61)            0.10             0.18            (0.29)            0.80
                                  ------              ------           ------           ------           ------           ------

Total income (loss) from
 investment operations......        0.35               (0.06)            0.64             0.74             0.27             1.37
                                  ------              ------           ------           ------           ------           ------

Less dividends from net
 investment income..........       (0.29)              (0.55)           (0.54)           (0.56)           (0.56)           (0.57)
                                  ------              ------           ------           ------           ------           ------

Net asset value, end of
 period.....................      $ 8.65              $ 8.59           $ 9.20           $ 9.10           $ 8.92           $ 9.21
                                  ======              ======           ======           ======           ======           ======

TOTAL RETURN+...............        4.09%(1)           (0.65)%           7.27%            8.56%            3.16%           16.74%

RATIOS TO AVERAGE NET
ASSETS:
Expenses....................        0.70%(2)(3)(4)      1.02%(3)(4)      1.27%(3)         1.26%            1.25%            1.24%

Net investment income.......        6.75%(2)(3)(4)      6.18%(3)(4)      5.94%(3)         6.22%            6.28%            6.44%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions................      $3,722              $4,145           $4,996           $5,429           $6,450           $7,955

Portfolio turnover rate.....           6%(1)              11%              14%               4%               8%              14%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.29% and 6.16%, respectively, for the six months ended June 30, 2000 and 1.29% and 5.91%, respectively, for the year ended December 31, 1999.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                                                                                                             FOR THE PERIOD
                                                    FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                    MONTHS ENDED          ENDED               ENDED              THROUGH
                                                   JUNE 30, 2000    DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
                                                    (unaudited)
CLASS C SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.............      $ 8.65             $ 9.26              $ 9.17             $ 9.03
                                                       ------             ------              ------             ------

Income (loss) from investment operations:
 Net investment income...........................        0.26               0.53                0.55               0.23
 Net realized and unrealized gain (loss).........        0.06              (0.61)               0.09               0.14
                                                       ------             ------              ------             ------

Total income (loss) from investment operations...        0.32              (0.08)               0.64               0.37
                                                       ------             ------              ------             ------

Less dividends from net investment income........       (0.26)             (0.53)              (0.55)             (0.23)
                                                       ------             ------              ------             ------

Net asset value, end of period...................      $ 8.71             $ 8.65              $ 9.26             $ 9.17
                                                       ======             ======              ======             ======

TOTAL RETURN+....................................        3.79%(1)          (0.90)%              7.14%              4.14%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................        1.29%(2)(3)        1.29 %(3)           1.27%(3)           1.25%(2)

Net investment income............................        6.16%(2)(3)        5.91 %(3)           5.94%(3)           5.81%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........     $20,403            $22,004              $17,087             $4,385

Portfolio turnover rate..........................           6%(1)             11 %                 14%                 4%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

                                                                                                             FOR THE PERIOD
                                                    FOR THE SIX       FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                    MONTHS ENDED          ENDED               ENDED              THROUGH
                                                   JUNE 30, 2000    DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------
                                                    (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.............      $ 8.58             $ 9.18              $ 9.11              $ 9.03
                                                       ------             ------              ------              ------

Income (loss) from investment operations:
 Net investment income...........................        0.29               0.59                0.61                0.27
 Net realized and unrealized gain (loss).........        0.06              (0.60)               0.07                0.08
                                                       ------             ------              ------              ------

Total income (loss) from investment operations...        0.35              (0.01)               0.68                0.35
                                                       ------             ------              ------              ------

Less dividends from net investment income........       (0.29)             (0.59)              (0.61)              (0.27)
                                                       ------             ------              ------              ------

Net asset value, end of period...................      $ 8.64             $ 8.58              $ 9.18              $ 9.11
                                                       ======             ======              ======              ======

TOTAL RETURN+....................................        4.18%(1)          (0.10)%              7.72%               3.87%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................        0.54%(2)(3)        0.54 %(3)          0.52%(3)            0.52%(2)

Net investment income............................        6.91%(2)(3)        6.66 %(3)          6.69%(3)            6.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........     $46,277            $30,315             $20,392             $11,367

Portfolio turnover rate..........................           6%(1)             11 %               14%                  4%

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD

MORGAN STANLEY
DEAN WITTER
U.S GOVERNMENT
SECURITIES TRUST

SEMIANNUAL REPORT
JUNE 30, 2000